Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 3,647,831,000	$ 3,378,005,000
EBP, Investment, Plan Interest in Master Trust, Contract Value	207,329,000	211,726,000
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value	3,855,160,000	3,589,731,000
EBP, Note Receivable from Participant	34,570,000	31,781,000
EBP, Employer Contribution, Receivable	30,935,000	34,317,000
EBP, Receivable	65,505,000	66,098,000
EBP, Asset	3,920,665,000	3,655,829,000
EBP, Accrued Expense	131,000	124,000
EBP, Liability	131,000	124,000
EBP, Net Asset Available for Benefit	$ 3,920,534,000	$ 3,655,705,000